SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual)	6 Months Ended
Jun. 30, 2013
Equity Method Investment, Ownership Percentage	50.00%
Value Added Tax Payable, Percentage	17.00%
Income Tax Recognizes Tax Benefit Percentage	50.00%